Provision for Pension and Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Disclosure of Pension and Post-retirement Benefits

	US Dollars
Figures in millions	2017	2016	2015

Defined benefit plans
The group has made provision for pension, provident and medical schemes covering substantially all employees. The retirement schemes consist of the following:
AngloGold Ashanti Limited Pension Fund	—	—	(18)
Post-retirement medical scheme for AngloGold Ashanti Limited South African employees	114	109	97
Other defined benefit plans	8	9	10
Sub-total	122	118	89
Transferred to other non-current assets
- AngloGold Ashanti Limited Pension Fund	—	—	18
	122	118	107
Other defined benefit plans include the following:
-Obuasi Mines Staff Pension Scheme	6	6	7
- Retiree Medical Plan for North American employees	1	2	2
- Supplemental Employee Retirement Plan (SERP) for North America (USA) Inc. employees	1	1	1
	8	9	10

Figures in millions	2017	2016	2015
	US Dollars
Post-retirement medical scheme for AngloGold Ashanti Limited South African employees
The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants.
The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last valuation was performed as at 31 December 2017.

Information with respect to the defined benefit liability is as follows:
Benefit obligation
Balance at beginning of year	109	97	135
Interest cost	10	10	10
Benefits paid	(9)	(8)	(9)
Actuarial (gain) loss	(8)	(2)	(7)
Translation	13	12	(32)
Balance at end of year	115	109	97
Less: transfer to non-current assets and liabilities held for sale	(1)	—	—
Net amount recognised(1)	114	109	97
(1) The obligation for post-retirement medical is unfunded.
Components of net periodic benefit cost
Interest cost	10	10	10
Net periodic benefit cost	10	10	10
Assumptions
Assumptions used to determine benefit obligations at the end of the year are as follows:
Discount rate	9.29%	9.31%	10.10%
Expected increase in health care costs	7.75%	8.30%	9.10%

Assumed health care cost trend rates at 31 December:
Health care cost trend assumed for next year	7.75%	8.30%	9.10%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	7.75%	8.30%	9.10%
Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A 1% point change in assumed health care cost trend rates would have the following effect:
Effect on total service and interest cost – 1% point increase	1	1	1
Effect on post-retirement benefit obligation – 1% point increase	10	10	9
Effect on total service and interest cost – 1% point decrease	(1)	(1)	(1)
Effect on post-retirement benefit obligation – 1% point decrease	(8)	(9)	(8)

Cash flows
Contributions
AngloGold Ashanti Limited expects to contribute $10m to the post-retirement medical plan in 2018.

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:
2018	10
2019	10
2020	10
2021	11
2022	11
Thereafter	62